Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy - CAD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables		$ 122,698	$ 51,928
Other current financial assets		861	448
Other long-term financial assets		16,348	53,425
Trade and other payables		(54,628)	(30,091)
Other current financial liabilities		(36,647)	(35,880)
Other long-term financial liabilities		(23,835)	(35,499)
Indebtedness		3,794,657	3,184,832
Total		(2,320,267)	(2,362,123)
Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables		122,698	51,928
Trade and other payables		(54,628)	(30,091)
Total		(2,315,938)	(2,374,360)
FVTPL [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Total		(4,329)	12,237
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents		1,449,593	818,378
Other current financial assets		861	448
Level 1 [Member] | Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents		1,449,593	818,378
Other current financial assets		861	448
Level 1 & Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	[1]	16,348	53,425
Level 1 & Level 2 [Member] | Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	[1]	15,310	23,159
Level 1 & Level 2 [Member] | FVTPL [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	[1]	1,038	30,266
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(36,647)	(35,880)
Other long-term financial liabilities		(23,835)	(35,499)
Indebtedness	[2]	(3,794,657)	(3,184,832)
Level 2 [Member] | Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(31,280)	(23,299)
Other long-term financial liabilities		(23,835)	(30,051)
Indebtedness	[2]	(3,794,657)	(3,184,832)
Level 2 [Member] | FVTPL [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(5,367)	(12,581)
Other long-term financial liabilities			(5,448)
Indebtedness	[2]
Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables		122,698	51,928
Trade and other payables		(54,628)	(30,091)
Total		(1,842,005)	(2,394,733)
Fair value [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents		1,449,593	818,378
Other current financial assets		861	448
Fair value [Member] | Level 1 & Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	[1]	16,348	53,425
Fair value [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(38,250)	(37,921)
Other long-term financial liabilities		(24,240)	(36,357)
Indebtedness	[2]	$ (3,314,387)	$ (3,214,543)

[1]	Other long-term financial assets classified as fair value through profit or loss were calculated using level 2 of the fair value hierarchy. All other balances were calculated using level 1 of the fair value hierarchy.
[2]	Indebtedness excludes deferred financing costs, prepayment options and loss on prepayment.